Short-term and Long-term borrowings (Details) - Banks - LPR+0.295%	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Short-term borrowings
Short and Long-term borrowings
Short term borrowings	¥ 29,062,344	$ 4,213,644
Long-term borrowings
Short and Long-term borrowings
Long-term borrowings	¥ 116,249,377	$ 16,854,575	¥ 145,311,721
Minimum | Short-term borrowings
Short and Long-term borrowings
Term	4 months
Minimum | Long-term borrowings
Short and Long-term borrowings
Term	16 months
Maximum | Short-term borrowings
Short and Long-term borrowings
Term	10 months
Maximum | Long-term borrowings
Short and Long-term borrowings
Term	58 months